Financial Risks - Schedule of Credit Risk Concentration - Credit Rating (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Government bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		€ 160	€ 169
Government bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		4,754	5,857
Government bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		777	823
Government bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		402	417
Government bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		247	265
Government bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		19	53
Government bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		15	18
Government bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	6,374	7,601
Corporate bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		536	434
Corporate bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		2,413	2,686
Corporate bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		14,804	16,127
Corporate bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		17,264	20,099
Corporate bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		672	834
Corporate bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		171	398
Corporate bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		103	205
Corporate bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	35,963	40,783
RMBs CMBSs ABSs [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		3,407	2,888
RMBs CMBSs ABSs [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		1,200	1,202
RMBs CMBSs ABSs [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		3,573	3,169
RMBs CMBSs ABSs [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		1,059	847
RMBs CMBSs ABSs [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		83	99
RMBs CMBSs ABSs [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		154	94
RMBs CMBSs ABSs [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		439	503
RMBs CMBSs ABSs [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	9,914	8,802
Other credit grades [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		1,708	1,892
Other credit grades [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0	0
Other credit grades [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		94	83
Other credit grades [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	1,802	1,976
Debt securities and money market investments [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		94
Debt securities and money market investments [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		5,811	5,383	[2]
Debt securities and money market investments [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		8,367	9,745	[2]
Debt securities and money market investments [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		19,154	20,119	[2]
Debt securities and money market investments [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		18,725	21,363	[2]
Debt securities and money market investments [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		1,002	1,198	[2]
Debt securities and money market investments [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		345	545	[2]
Debt securities and money market investments [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		557	726	[2]
Debt securities and money market investments [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]		83
Debt securities and money market investments [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[1]	€ 54,054	€ 59,162

[1]	CNLP Ratings are used and are the lower of the Barclay’s Rating, and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.
[2]	Includes investments of Holding and other activities.